FINANCIAL INSTRUMENTS - How Entity Manages Liquidity Risk (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Total	$ 2,381.9	$ 2,065.2
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	3,277.2	3,103.8
Accounts payable and accrued liabilities
Disclosure of detailed information about financial instruments [line items]
Total	345.4	340.0
Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	345.4	340.0
Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	1,872.0	1,604.3
Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	484.6	426.6
Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Total	575.2	$ 732.9
Within 1 year | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	553.1
Within 1 year | Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	345.4
Within 1 year | Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	110.0
Within 1 year | Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	85.6
Within 1 year | Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Within 1 year	12.1
2 - 3 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	529.3
2 - 3 years | Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
2 - 3 years | Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	342.4
2 - 3 years | Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	151.2
2 - 3 years | Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	35.7
4 - 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	425.6
4 - 5 years | Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
4 - 5 years | Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	222.7
4 - 5 years | Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	127.0
4 - 5 years | Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	75.9
Over 5 years | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	1,769.2
Over 5 years | Accounts payable and accrued liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	0.0
Over 5 years | Debt repayments | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	1,196.9
Over 5 years | Interest payments on debt | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	120.8
Over 5 years | Decommissioning, restoration and similar liabilities | Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Non-current financial liabilities	$ 451.5